Share-based compensation (Narrative) (Details) $ / shares in Units, ¥ in Millions, $ in Billions		1 Months Ended					12 Months Ended
	Mar. 02, 2015 shares	Sep. 30, 2017	Aug. 31, 2015 shares	Apr. 30, 2015 shares	Mar. 31, 2015 shares	Feb. 28, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2017 USD ($) shares	Sep. 26, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting terms							The options granted to the employees were to be vested over four years, one fourth (1/4) of which shall vest upon the first anniversary of the commencement date and the remaining shall vest every six months thereafter in equal installments. The options granted to management were to be vested over six years, 12.5% of which shall vest upon the second anniversary of the commencement date, 25% each shall vest on the third, fourth and fifth anniversary, respectively and the remaining 12.5% shall vest on the sixth anniversary.
Number of shares available for grant							5,249,518				5,249,518
Weighted average grant date fair value of options granted | $ / shares										$ 12.05
Share-based compensation expenses | ¥							¥ 350.6	¥ 266.6	¥ 176.6
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							4,381,182	3,597,722	10,369,278
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	248,216				248,216
Restricted Shares (RSs) [Member] | 58 Daojia Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				1,900,000		9,100,000
Restricted Shares (RSs) [Member] | Falcon View Technology ("Ganji") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			4,449,002
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance							22,277,223				22,277,223	2,800,000
Stock incentive plan, desciption							The Group adopted a share incentive plan (the 2013 Plan) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.
Options vesting terms							The options and RSUs granted under the 2013 Plan were to be vested over three to five years, the majority of which shall have one fourth (1/4) vested and exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments.
Share incentive plan, annual increase of shares reserved, percentage							1.50%
2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance							20,173,225				20,173,225
Stock incentive plan, desciption							InMarch2010,theGroupauthorizedanemployment- related stock incentive plan (the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.
Options vesting terms							The majority of options granted under 2010 plan were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.
Zhuan Zhuan Holding 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥							¥ 15.7
Unrecognized compensation expenses | ¥							¥ 217.0
Unrecognized compensation expenses, recognition period							3 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Sep. 30, 2027
Zhuan Zhuan Holding 2017 Plan | 58 Daojia Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance						20,000,000
2010 and 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses | $											$ 1.1
Unrecognized compensation expenses, recognition period							3 years 2 months 19 days
2015 Share Incentive Plan | 58 Daojia Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted | $ / shares										$ 0.15
Share-based compensation expenses | ¥						¥ 12.2